Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 2,438,320	$ 2,309,263	$ 1,841,250
Property plant and equipment	11,767,523	5,122,095
Added new buildings	10,516,290
Net book value	304,898	719,262
Plant property and equipment cost	529,738	938,669
Accumulated depreciation	224,839	219,407
Cash from disposal	509,916	1,515,045
Net disposal income	$ 194,526	$ 795,783